Income taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income/(loss) before income tax	$ (23,017)	$ (9,855)	$ (10,055)
Switzerland
Income/(loss) before income tax	(19,179)	(11,428)	(24,363)
Foreign
Income/(loss) before income tax	(3,838)	(4,989)	(1,424)
Discontinued operations
Income/(loss) before income tax	$ 0	$ 6,562	$ 15,732